Distillate International Fundamental Stability & Value ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Australia - 3.2%
Computershare, Ltd.	11,330	$238,158
Northern Star Resources, Ltd.	27,302	260,998
Rio Tinto, Ltd.	3,970	288,719
Sonic Healthcare, Ltd.	15,170	253,691
		1,041,566

Brazil - 2.2%
PRIO SA	39,124	255,597
TIM SA	88,504	208,014
Vibra Energia SA	80,000	231,796
		695,407

Canada - 7.5%
Agnico Eagle Mines, Ltd.	3,757	293,778
Canadian Natural Resources, Ltd.	15,648	482,866
CGI, Inc.	2,877	314,626
Gildan Activewear, Inc.	5,471	257,345
Magna International, Inc.	7,330	306,321
Open Text Corporation	8,393	237,399
TFI International, Inc.	2,056	277,679
Tourmaline Oil Corporation	5,445	251,843
		2,421,857

China - 9.3%
Alibaba Group Holding, Ltd.	80,400	852,858
Aluminum Corp. of China Ltd. - Class H	568,000	328,313
Baidu, Inc. - Class A (a)	30,150	320,986
China Coal Energy Company, Ltd. - Class H	309,000	369,546
JD Health International, Inc. (a)(b)	65,250	236,037
Kingsoft Corporation, Ltd.	53,600	232,190
Kuaishou Technology (a)(b)	53,600	285,321
NetEase, Inc.	21,600	384,843
		3,010,094

Denmark - 1.7%
Genmab AS (a)	1,296	268,590
Pandora AS	1,601	292,785
		561,375

France - 10.5%
Bureau Veritas SA	9,229	280,391
Capgemini SE	1,945	318,521
Cie de Saint-Gobain SA	4,265	378,485
Danone SA	5,015	338,169
Legrand SA	2,705	263,408
LVMH Moet Hennessy Louis Vuitton SE	739	486,305
Publicis Groupe SA	2,864	305,463
Teleperformance SE	3,334	286,959
Thales SA	2,012	288,866
Vinci SA	4,362	450,509
		3,397,076

Germany - 5.6%
Deutsche Boerse AG	1,339	308,364
Deutsche Post AG	8,984	316,113
Heidelberg Materials AG	2,587	319,584
Merck KGaA	2,216	321,023
Siemens AG	2,810	548,662
		1,813,746

Hong Kong - 1.8%
Geely Automobile Holdings, Ltd.	161,000	307,162
WH Group, Ltd. (b)	359,000	277,756
		584,918

Indonesia - 0.8%
Telkom Indonesia Persero Tbk PT	1,622,600	273,206

Italy - 0.8%
Moncler SpA	5,134	271,022

Japan - 18.8%
Astellas Pharma, Inc.	23,400	228,476
Bandai Namco Holdings, Inc.	10,100	242,860
Denso Corporation	27,200	383,268
Isuzu Motors, Ltd.	21,000	288,423
Japan Tobacco, Inc.	13,700	355,663
KDDI Corporation	11,900	381,775
Lasertec Corporation	2,600	251,215
MatsukiyoCocokara & Company	15,200	222,932
Murata Manufacturing Company, Ltd.	16,200	263,832
NEC Corporation	3,600	314,279
Nexon Company, Ltd.	18,000	272,188
Nidec Corporation	14,100	256,143
Niterra Company, Ltd.	8,100	261,822
Nitto Denko Corporation	15,900	271,138
Otsuka Corporation	9,800	225,046
Secom Company, Ltd.	8,800	300,631
Shimano, Inc.	1,800	244,986
Shin-Etsu Chemical Company, Ltd.	8,400	283,064
Shionogi & Company, Ltd.	20,000	282,387
Suntory Beverage & Food, Ltd.	8,000	255,180
Toyota Tsusho Corporation	14,500	260,919
Trend Micro, Inc. (a)	4,300	234,399
		6,080,626

Mexico - 4.2%
America Movil SAB de CV (a)	595,699	428,308
Fomento Economico Mexicano SAB de CV	35,700	305,462
Grupo Mexico SAB de CV - Class B	64,574	308,324
Wal-Mart de Mexico SAB de CV	120,743	318,687
		1,360,781

Norway - 3.1%
Aker BP ASA	12,619	246,328
Equinor ASA	20,647	482,482
Norsk Hydro ASA	48,265	265,774
		994,584

Singapore - 0.8%
Singapore Exchange, Ltd.	27,800	259,619

South Africa - 1.4%
Gold Fields, Ltd.	19,958	261,347
Harmony Gold Mining Company, Ltd.	25,583	204,285
		465,632

South Korea - 7.1%
Kia Corporation	5,509	376,834
LG Innotek Company, Ltd.	2,006	220,746
Samsung C&T Corporation	3,441	268,333
Samsung Electronics Company, Ltd. - GDR	871	792,610
SK Hynix, Inc.	5,481	647,452
		2,305,975

Sweden - 2.8%
Assa Abloy AB - Class B	10,188	301,327
Essity AB - Class B	10,535	281,938
Volvo AB - Class B	12,880	313,104
		896,369

Switzerland - 4.8%
Cie Financiere Richemont SA	2,301	350,133
Coca-Cola HBC AG	8,780	300,411
Roche Holding AG - ADR	25,967	905,729
		1,556,273

Taiwan - 2.1%
ASE Technology Holding Company, Ltd. - ADR	22,229	223,846
Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	2,384	470,816
		694,662

United Kingdom - 10.2%
Associated British Foods PLC	11,220	287,080
Auto Trader Group PLC (b)	24,061	238,962
British American Tobacco PLC - ADR	17,514	636,108
Bunzl PLC	6,078	250,893
Imperial Brands PLC	11,518	368,273
Intertek Group PLC	4,141	245,202
JD Sports Fashion PLC	154,380	185,418
London Stock Exchange Group PLC	2,283	322,663
Next PLC	2,179	259,197
Unilever PLC	9,198	523,908
		3,317,704
TOTAL COMMON STOCKS (Cost $32,335,324)		32,002,492

PREFERRED STOCKS - 1.1%	Shares	Value
Germany - 1.1%
Dr Ing hc F Porsche AG (b)	5,650	341,790
TOTAL PREFERRED STOCKS (Cost $516,900)		341,790

WARRANTS - 0.0%(c)	Contracts	Value
Canada - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(d)	138	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS - 99.8% (Cost $32,852,224)		32,344,282
Other Assets in Excess of Liabilities - 0.2%		62,214
TOTAL NET ASSETS - 100.0%		$32,406,496
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,379,866 or 4.3% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

 Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Distillate International Fundamental Stability & Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,002,492	$–	$–	$32,002,492
Preferred Stocks	341,790	–	–	341,790
Warrants	–	–	0	0
Total Investments	$32,344,282	$–	$0	$32,344,282

Refer to the Schedule of Investments for further disaggregation of investment categories.